ESTIMATION OF FAIR VALUE	12 Months Ended
Dec. 31, 2024
Disclosure of estimations of fair value [abstract]
ESTIMATION OF FAIR VALUE

NOTE 5 – ESTIMATION OF FAIR VALUE

The fair value of the financial assets and liabilities traded in active markets (such as financial assets in debt securities, equity securities and derivatives actively listed in stock exchanges or interbank markets) is based on dirty prices supplied by a price vendor. A dirty price includes accrued unpaid interest on the security, from the date of issuance or last payment of interest, up the date at which the security is valued.

An active market is a market where transactions for assets or liabilities are carried out with sufficient frequency and volume in order to provide price information on an ongoing basis. The fair value of financial assets and liabilities that are not traded in an active market is determined through appraisal techniques determined by the price supplier or by the management of Grupo Aval’s entities. Appraisal techniques used for non-standardized financial instruments such as options, foreign exchange swaps and derivatives of the over-the-counter market, which include the use of interest rate or currency assessment curves built by providers and extrapolated to the specific conditions of the instrument being appraised, discounted cash flow analysis, options pricing models and other valuation techniques commonly used by market participants who rely mostly on market data and the least possible on specific data of entities.

Grupo Aval may use models developed internally for financial instruments with no active markets. These models are usually based on valuation techniques and methods generally standardized in the financial sector. The valuation models are mainly used for appraising financial equity instruments not listed on the stock exchange, debt certificates and other debt instruments for which the markets were or have been inactive during the financial period. Some inputs of these models may not be observable in the market and are therefore estimated based on assumptions.

The output of a model is always an estimate or approximation of a value that cannot be determined with certainty, and the valuation techniques used may not fully reflect all the factors relevant to the positions of Grupo Aval. Therefore, the appraisals are adjusted, if necessary, to allow for additional factors, including country risk, liquidity risks and counterparty risks.

The fair value hierarchy has the following levels:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for assets or liabilities identical to those which the entity can access as of the date of measurement.
●	Level 2 inputs are inputs different than quoted prices included in Level 1 that are observable for the asset or liability, whether directly or indirectly in non-active markets.
●	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which fair value measurement is classified in whole is determined based on the input of the lowest level that is most significant for measuring its total fair value. For such purpose, the relevance of an input is assessed in connection with the measurement of the total fair value. Financial instruments that are listed in markets that are not deemed active, but which are valued based in accordance with quoted market prices, quotes from price vendors or alternative price sources supported by observable inputs, are classified in Level 2.

If a fair value measurement uses observable inputs that require significant adjustments based on unobservable inputs, this measurement is classified as Level 3. The assessment of the importance of a particular input to the measurement of fair value in whole requires judgment, taking into account specific factors of the asset or liability.

Determining what is deemed as ‘observable’ requires a significant judgment by Grupo Aval. Grupo Aval considers as observable data the market data which is already available, distributed or updated by the price suppliers, and it is reliable and verifiable, with no property rights, and provided by independent sources which are actively involved in the reference market.

5.1     Measurements of Fair Value on a Recurring Basis

Measurements of fair value on a recurring basis are those required or allowed in statement of financial position at the end of each accounting period.

The following table presents an analysis, within the hierarchy of fair value, of Grupo Aval´s assets and liabilities (by class), measured at fair value as of December 31, 2024 and 2023, on a recurring basis.

December 31, 2024

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	10,580,049	Ps.	61,509	Ps.	—	Ps.	10,641,558
Securities issued or secured by other Colombian Government entities		—		183,760		—		183,760
Securities issued or secured by foreign Governments		26,107		49,272		—		75,379
Securities issued or secured by other financial entities		—		1,002,194		—		1,002,194
Securities issued or secured by non-financial sector entities		—		8,813		—		8,813
Others		—		25,710		—		25,710
Total trading investments	Ps.	10,606,156	Ps.	1,331,258	Ps.	—	Ps.	11,937,414
Investments in debt securities at fair value through profit or loss
Others		—		—		1,425		1,425
Total investments in debt securities at fair value through profit or loss	Ps.	10,606,156	Ps.	1,331,258	Ps.	1,425	Ps.	11,938,839
Investments in debt securities at fair value through OCI

	Level 1		Level 2		Level 3		Total
Securities issued or secured by Colombian Government	Ps.	13,391,650	Ps.	4,876,258	Ps.	—	Ps.	18,267,908
Securities issued or secured by other Colombian Government entities		52,253		410,492		—		462,745
Securities issued or secured by foreign Governments		1,195,495		3,307,315		—		4,502,810
Securities issued or secured by central banks		—		204,855		—		204,855
Securities issued or secured by other financial entities		—		2,626,783		—		2,626,783
Securities issued or secured by non-financial sector entities		—		249,660		—		249,660
Others		1,740		733,697		—		735,437
Total investments in debt securities at fair value through OCI	Ps.	14,641,138	Ps.	12,409,060	Ps.	—	Ps.	27,050,198
Total investments in debt securities	Ps.	25,247,294	Ps.	13,740,318	Ps.	1,425	Ps.	38,989,037

Equity securities
Trading equity securities	Ps.	12,711	Ps.	4,049,509	Ps.	3,194,286	Ps.	7,256,506
Investments in equity through OCI		1,302,512		100		118,691		1,421,303
Total equity securities	Ps.	1,315,223	Ps.	4,049,609	Ps.	3,312,977	Ps.	8,677,809

Held for trading derivatives
Currency forward	Ps.	—	Ps.	530,625	Ps.	—	Ps.	530,625
Debt securities forward		—		117,053		—		117,053
Interest rate swap		4,515		218,314		—		222,829
Currency swap		—		58,475		—		58,475
Currency options		—		40,312		—		40,312
Total held for trading derivatives	Ps.	4,515	Ps.	964,779	Ps.	—	Ps.	969,294
Hedging derivatives
Currency forward		—		10,642		—		10,642
Interest rate swap		—		43,377		—		43,377
Total hedging derivatives	Ps.	—	Ps.	54,019	Ps.	—	Ps.	54,019
Other account receivables
Financial assets in concession contracts		—		—		4,181,835		4,181,835
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	4,181,835	Ps.	4,181,835
Non- financial assets
Biological assets		—		—		238,339		238,339
Investment properties		—		—		972,935		972,935
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,211,274	Ps.	1,211,274
Total assets at fair value on recurring basis	Ps.	26,567,032	Ps.	18,808,725	Ps.	8,707,511	Ps.	54,083,268

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	672,690	Ps.	—	Ps.	672,690
Debt securities forward		—		15,978		—		15,978
Interest rate swap		2,469		219,353		—		221,822
Currency swap		—		52,455		—		52,455
Currency options		—		48,989		—		48,989
Total trading derivatives	Ps.	2,469	Ps.	1,009,465	Ps.	—	Ps.	1,011,934
Hedging derivatives
Currency forward	Ps.	—	Ps.	5,250	Ps.	—	Ps.	5,250
Interest rate swap		—		16,408		—		16,408
Total hedging derivatives	Ps.	—	Ps.	21,658	Ps.	—	Ps.	21,658
Total liabilities at fair value on recurring basis	Ps.	2,469	Ps.	1,031,123	Ps.	—	Ps.	1,033,592

December 31, 2023

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	5,692,937	Ps.	101,895	Ps.	—	Ps.	5,794,832
Securities issued or secured by other Colombian Government entities		—		155,737		—		155,737
Securities issued or secured by foreign Governments		382		31,697		—		32,079
Securities issued or secured by other financial entities		—		1,084,461		—		1,084,461
Securities issued or secured by non-financial sector entities		—		6,406		—		6,406
Others		—		39,865		—		39,865
Total trading investments	Ps.	5,693,319	Ps.	1,420,061	Ps.	—	Ps.	7,113,380

	Level 1		Level 2		Level 3		Total
Investments in debt securities at fair value through profit or loss
Others		—		—		1,889		1,889
Total investments in debt securities at fair value through profit or loss	Ps.	5,693,319	Ps.	1,420,061	Ps.	1,889	Ps.	7,115,269
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	14,223,066	Ps.	2,567,727	Ps.	—	Ps.	16,790,793
Securities issued or secured by other Colombian Government entities		538,200		325,588		—		863,788
Securities issued or secured by foreign Governments		1,141,875		1,365,163		—		2,507,038
Securities issued or secured by central banks		—		145,489		—		145,489
Securities issued or secured by other financial entities		—		2,142,647		—		2,142,647
Securities issued or secured by non-financial sector entities		—		214,571		—		214,571
Others		1,457		660,993		—		662,450
Total investments in debt securities at fair value through OCI	Ps.	15,904,598	Ps.	7,422,178	Ps.	—	Ps.	23,326,776
Total investments in debt securities	Ps.	21,597,917	Ps.	8,842,239	Ps.	1,889	Ps.	30,442,045

Equity securities
Trading equity securities	Ps.	8,949	Ps.	3,605,832	Ps.	2,645,393	Ps.	6,260,174
Investments in equity through OCI		992,136		380		124,833		1,117,349
Total equity securities	Ps.	1,001,085	Ps.	3,606,212	Ps.	2,770,226	Ps.	7,377,523

Held for trading derivatives
Currency forward	Ps.	—	Ps.	1,666,852	Ps.	—	Ps.	1,666,852
Debt securities forward		—		19,258		—		19,258
Interest rate swap		212		308,156		—		308,368
Currency swap		—		20,195		—		20,195
Currency options		—		62,894		—		62,894
Total held for trading derivatives	Ps.	212	Ps.	2,077,355	Ps.	—	Ps.	2,077,567
Hedging derivatives
Currency forward		—		687		—		687
Interest rate swap		—		47,975		—		47,975
Total hedging derivatives	Ps.	—	Ps.	48,662	Ps.	—	Ps.	48,662
Other account receivables
Financial assets in concession contracts		—		—		3,830,916		3,830,916
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	3,830,916	Ps.	3,830,916
Non- financial assets
Biological assets		—		—		230,672		230,672
Investment properties		—		—		906,469		906,469
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,137,141	Ps.	1,137,141
Total assets at fair value on recurring basis	Ps.	22,599,214	Ps.	14,574,468	Ps.	7,740,172	Ps.	44,913,854

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	1,546,577	Ps.	—	Ps.	1,546,577
Debt securities forward		—		129,345		—		129,345
Interest rate futures		3,752		—		—		3,752
Interest rate swap		396		329,358		—		329,754
Currency swap		—		60,846		—		60,846
Currency options		—		84,087		—		84,087
Total trading derivatives	Ps.	4,148	Ps.	2,150,213	Ps.	—	Ps.	2,154,361
Hedging derivatives
Currency forward	Ps.	—	Ps.	204,202	Ps.	—	Ps.	204,202
Interest rate swap		—		13,364		—		13,364
Total hedging derivatives	Ps.	—	Ps.	217,566	Ps.	—	Ps.	217,566
Total liabilities at fair value on recurring basis	Ps.	4,148	Ps.	2,367,779	Ps.	—	Ps.	2,371,927

5.1.1. Trading assets in debt securities pledged as collateral

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks.

	December 31, 2024
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	5,270,000	Ps.	—	Ps.	—	Ps.	5,270,000
Securities issued or secured by other financial entities		—		2,055		—		2,055
	Ps.	5,270,000	Ps.	2,055	Ps.	—	Ps.	5,272,055

Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	1,179,027	Ps.	—	Ps.	—	Ps.	1,179,027
	Ps.	1,179,027	Ps.	—	Ps.	—	Ps.	1,179,027

Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	1,193	Ps.	—	Ps.	—	Ps.	1,193
	Ps.	1,193	Ps.	—	Ps.	—	Ps.	1,193
	Ps.	6,450,220	Ps.	2,055	Ps.	—	Ps.	6,452,275

(*)  Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2023
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	2,702,953	Ps.	—	Ps.	—	Ps.	2,702,953
Securities issued or secured by other financial entities		—		71,343		—		71,343
	Ps.	2,702,953	Ps.	71,343	Ps.	—	Ps.	2,774,296

Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	78,990	Ps.	—	Ps.	—	Ps.	78,990
	Ps.	78,990	Ps.	—	Ps.	—	Ps.	78,990
	Ps.	2,781,943	Ps.	71,343	Ps.	—	Ps.	2,853,286

(*)  Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

5.1.2 Investment in debt at FVOCI securities pledged as collateral

The following is a list of debt securities at FVOCI that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks.

	December 31, 2024
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	7,353,270	Ps.	760,242	Ps.	—	Ps.	8,113,512
Securities issued or secured by other Colombian Government entities		17,418		6,842		—		24,260
Securities issued or secured by other financial entities		—		37,767		—		37,767
Securities issued or secured by foreign Governments		862,930		332,741		—		1,195,671
Securities issued or secured by central banks		—		18,670		—		18,670
Others		—		164,308		—		164,308
	Ps.	8,233,618	Ps.	1,320,570	Ps.	—	Ps.	9,554,188
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	423,117	Ps.	213,290	Ps.	—	Ps.	636,407
	Ps.	423,117	Ps.	213,290	Ps.	—	Ps.	636,407
	Ps.	8,656,735	Ps.	1,533,860	Ps.	—	Ps.	10,190,595

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2023
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	8,571,208	Ps.	72,819	Ps.	—	Ps.	8,644,027
Securities issued or secured by other Colombian Government entities		15,464		39,785		—		55,249
Securities issued or secured by other financial entities		—		18,479		—		18,479
Securities issued or secured by non-financial sector entities		—		118,865		—		118,865
Securities issued or secured by foreign Governments		662,623		40,262		—		702,885
Securities issued or secured by central banks		—		15,185		—		15,185
Others		—		155,713		—		155,713
	Ps.	9,249,295	Ps.	461,108	Ps.	—	Ps.	9,710,403
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	3,650	Ps.	—	Ps.	—	Ps.	3,650
	Ps.	3,650	Ps.	—	Ps.	—	Ps.	3,650
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	1,075,909	Ps.	—	Ps.	—	Ps.	1,075,909
	Ps.	1,075,909	Ps.	—	Ps.	—	Ps.	1,075,909
	Ps.	10,328,854	Ps.	461,108	Ps.	—	Ps.	10,789,962

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

5.2     Items Measured at Fair Value on a Non-Recurring Basis

Grupo Aval is required on a nonrecurring basis to adjust the carrying value of certain assets and liabilities or provide valuation allowances. These assets or liabilities primarily include impaired collateralized loans and non-current assets held for sale. The fair value of these assets which are classified as Level 3 are determined using pricing models, discounted cash flow methodologies, current replacement cost or similar techniques, using internal models or external experts with sufficient experience and knowledge of the real estate market or of assets being appraised. Generally, these appraisals are carried out by references to market data or based on the replacement cost when sufficient market data is not available.

The following table presents Grupo Aval’s assets and liabilities, classified within the fair value hierarchy, which are measured on a nonrecurring basis as of December 31, 2024 and 2023 at fair value less cost of sale:

	Level 1		Level 2		Level 3		Total
December 31, 2024
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,795,616	Ps.	1,795,616
Non- current assets held for sale		—		—		105,214		105,214
	Ps.	—	Ps.	—	Ps.	1,900,830	Ps.	1,900,830

	Level 1		Level 2		Level 3		Total
December 31, 2023
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,494,862	Ps.	1,494,862
Non- current assets held for sale		—		—		101,184		101,184
	Ps.	—	Ps.	—	Ps.	1,596,046	Ps.	1,596,046

5.3     Fair Value determination

The following tables provide information about valuation techniques and significant inputs when measuring fair value on a recurring basis for assets and liabilities, with fair value hierarchy classification of level 2 or level 3.

Level 2 instruments are those which are valued using inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

The following table provides information about valuation techniques and significant inputs when measuring fair value on a recurring basis for assets and liabilities classified as level 2.

ASSETS AND LIABILITIES	Valuation technique Level 2	Significant inputs
Investments in debt securities at fair value
In Colombian Pesos
Securities issued or secured by the Colombian Government Others	Income approach Market approach	Theoretical price / estimated price(1) Average price / market price(2)
Securities issued or secured by other Colombian Government entities Securities issued or secured by other financial entities Securities issued or secured by non-financial sector entities	Income approach	Theoretical price / estimated price(1) Yield and margin
In Foreign Currency
Securities issued or secured by other Colombian Government entities	Market approach	Average price / market price(2)

Securities issued or secured by the Colombian Government
Securities issued or secured by foreign Governments
Securities issued or secured by Central Banks
Securities issued or secured by other financial entities
Securities issued or secured by non-financial sector entities
Others

	Income approach Market approach	Theoretical price / estimated price(1) Discounted cash flows using yields from similar securities outstanding Bloomberg Generic Average price / market price(2)
Equity securities
Corporate stock	Market approach	Estimated prices(1)
Investment funds (2)	Market approach	Market value of underlying assets, less management and administrative fees
Trading derivatives
Foreign currency forward	Income approach Market approach	Discounted cash flow FWD points, discount rates of different currencies and Spot exchange rates Cash exchange rate and interest rate US$ and CRC TRM, curves and market price(2)
Debt securities forward	Income approach	Discounted cash flow
Interest rate swap Cross currency swap	Income approach Market approach	Discounted cash flow TRM, curves
Currency options	Income approach Market approach	Discounted cash flow Black&Sholes&Merton model TRM, curves
Hedging derivatives
Currency forward	Income approach Market approach	Discounted cash flow TRM, curves
Interest rate swap	Income approach Market approach	Discounted cash flow TRM, curves
(1)	Estimated Price: A valuation model based on information obtained from a price vendor when it is not able to supply quoted prices (unadjusted) for each security. This model is the basis for the construction of the valuation margin of the securities that is represented on the assigned curve or reference rate. This margin remains constant on the assigned curve or reference rate when calculating the theoretical valuation price.
(2)	Quoted market prices (i.e. obtained from price vendors). The subsidiary Porvenir S. A. according to Colombian rules is required to invest to 1% of its total assets under management from severance and mandatory pension funds.

The following table provides information about valuation techniques and significant unobservable inputs when measuring Level 3 assets and liabilities at recurring fair value.

ASSETS	Valuation technique Level 3	Significant inputs
Investments in debt securities at fair value
In Colombian Pesos
Others	Income approach	Yield and margin
Equity securities
Investments in equity securities(1.1)	Discount Rate Adjusted Present Value Comparable Multiples	- Income - Discount interest rates - Perpetuity Gradient - Multiple of EBITDA - Adjusted discounted cash flow - Growth in residual values after 5 years - Gradient
Investments in equity instruments through profit or loss - Nexus and Pactia (1.2)	Market Value (square meter) Initial capitalization ratio Market Income Cash Flow Discount Rate	Market Value (square meter) Initial capitalization ratio Market Income Cash Flow Discount Rate
Other financial assets
Assets under concession contracts	Discounted cash flow

- Free-cash flow from concession contracts
- Concession contract’s maturity period
- Perpetuity value of the year “n” free-cash flow
- Present value of the discounted residual value at Weighted Average Cost of Capital ("WACC").

The detail of valuation process for financial assets in concession arrangements are outlined in (2)

Non-financial assets
Biological assets	Discounted cash flow	The processes used to collect data and determine the fair value of biological assets are described in (3)
Investment properties	Discounted cash flow	The processes used to collect data and determine the fair value of investment properties are described in (4)

(1.1)     Valuation of equity securities and investment funds Level 3

Investments with fair value hierarchy level 3 have significant unobservable inputs. Level 3 instruments include equity instruments and investments in real estate, the private equity funds, which are not quoted on any stock exchange. Given that observable prices are not available for these securities, Grupo Aval has used valuation techniques as discounted cash flows and comparable multiples to obtain fair value.

The following table includes a sensitivity analysis of main equity securities amounting to Ps. 61,197 as of December 31, 2024 classified at FVOCI level 3.

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1%	Ps.	434	Ps.	(434)
Adjusted discounted cash flow
Income	+/-1%		320		(282)
Discount interest rates	+/- 50 pb		222		(216)
Discount interest rates	+/- 0.5%		114		(114)
Perpetuity gradient	+/- 0.5%		38		—
		Ps.	1,128	Ps.	(1,046)

The following table includes a sensitivity analysis of main equity securities amounting to Ps. 81,925 as of December 31, 2023 classified at FVOCI level 3.

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	557	Ps.	(556)
Adjusted discounted cash flow
Growth in residual values after 5 years	+/-1%		281		(240)
Income	+/-1%		1,035		(1,046)
Discount interest rates	+/- 50 pb		1,066		(988)
Gradient	+/- 30 pb		257		(263)
		Ps.	3,196	Ps.	(3,093)

(1.2)     Valuation of equity instruments through profit or loss

The fair value of real state capital funds’ investments classified in level 3 have significant unobservable inputs. These Level 3 instruments include primarily investments in equity instruments, which are not publicly traded. In other cases, such as the Nexus and Pactia, the investments are valued using their unit value (Commercial appraisal). Given that observable prices are not available for these investments, the Contract Manager uses valuation techniques to obtain the fair value.

The following table presents the variables of the model used to calculate the sensitivity analysis, which is calculated taking as a reference the market value resulting from the valuation of the Group's properties, the Group's takes the calculation of two impacts cataloged as scenarios:

Scenario 1 contemplates the calculation taking the increase of the following variables:

Scenario 1
Increases in the sensitivity of:
Market value (square meter)	+10%
Market income	+10%
Initial capitalization rate	+50 bp
Cash flow discount rate	+50 bp

Scenario 2 contemplates the calculation taking the decrease of the following variables:

Scenario 2
Decreases in the sensitivity of:
Market value (square meter)	-10%
Market income	-10%
Initial capitalization rate	-50 bp
Cash flow discount rate	-50 bp

The following table includes a sensitivity analysis of main equity securities amounting Ps. 3,099,853 in:

Nexus Real Estate Capital Funds (Nexus)

Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2024, Ps.2,772,165 classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	65,955	Ps.	(97,147)
	Ps.	65,955	Ps.	(97,147)

Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2023, Ps. 2,567,099 classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	38,209	Ps.	(75,156)
	Ps.	38,209	Ps.	(75,156)

Private Equity Fund Pactia Inmobiliario (Pactia)

The following table includes a sensitivity analysis for the Private Equity Fund Pactia Inmobiliario as of December 31, 2024, for Ps. 327,688 (1), classified at FVTPL level 3:

	Scenario 1 (2)		Scenario 2 (2)
Sensitivity impacts	Ps.	3,816	Ps.	(6,294)
	Ps.	3,816	Ps.	(6,294)

(1)   Includes opening balance as of October 29, 2024, of Ps. 324,220 and valued of Ps. 3,468.

(2)   The impact of the scenarios corresponds to 100% of the valuation sample in which each entity of the Group has a percentage of participation of: Banco Popular 4.49%, Banco de Bogotá 6.24%, Banco de Occidente 2.46% and Banco AV Villas 0.65%.

(2)     Valuation of financial assets under Gas and Energy concession arrangement rights

Promigas and subsidiaries, designated the financial assets under concession contracts at fair value, the method used to estimate it is discounted cash flows.

The assumptions and inputs used in the calculation of the financial asset estimate were:

●	The expiration date of each concession contract.
●	The proportion of the expiry period left of each of the concession contracts in force.
●	Operational cash flows (only) of the assets under concession.

The components of the calculations are the following:

●	Free cash flow generated solely by assets under concession.
●	Expiry period of the concession.
●	Amount in - perpetuity of the Free Cash Flow (FCF) of the year, estimated factoring in a growth in the residual amount between 1% and 3% each year.
●	Current amount of the residual amount Weighted Average Cost of Capital (WACC), between 8.51% and 8.73% each year.
●	Financial income: annual adjustment of financial asset balance to WACC (*).

(*) Nominal WACC calculated under the Capital Asset Pricing Model (CAPM) methodology for each entity, updated annually. The following variables were used for determining the WACC:

●	Beta unlevered USA (Oil/Gas Distribution): Damodaran. (Unlevered Beta 0.64, 2023)
●	Risk Free Rate, Source: Geometric Average 1998-2023 of American bonds “T-Bonds”.
●	Market Return, Source: Geometric Average 1998-2023 Damodaran “Stocks” USA.
●	Market Premium: Market Return – Risk Free Rate
●	Country Risk Premium: Average last 5 years EMBI (Difference between 10-year Colombian sovereign bonds and 10 years “T-Bonds”). Damodaran.
●	Emerging Market: Equity Premium Emerging countries (Lambda - Damodaran)

Sensitivity analysis

The following table includes a sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities at the expiration date of the contracts. The value of the financial asset at December 31, 2024 is Ps. 4,181,835 and Ps. 3,830,916 at 2023, the sensitivity analysis shows their increase or decrease.

	December 31, 2024				December 31, 2023
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(927,375)	Ps.	1,416,415	Ps.	(864,845)	Ps.	1,316,441
Perpetuity growth rate		888,065		(617,439)		785,847		(552,066)

(*) Perpetuity growth rate in the case of concessions with renewal clauses that are highly likely to be exercised.

(3)     Biological Assets

Fair value of Grupo Aval subsidiaries “biological assets”, which correspond to agricultural activities related to biological assets (animals or plants), is estimated based on internal reports prepared by the companies who own such assets. Fair value of biological assets is determined using valuations performed by experienced internal professionals, using discounted cash flow models. Since no comparable market exist for the biological assets, given their nature, their fair value is determined using discounted cash flows models for each biological asset, based on estimated future quantities of crops, prices, harvesting costs, and maintenance and crop yields, among others, discounted using a risk-free rate adjusted by an appropriate risk premium. See note 15.

The main assumptions used for determining the fair value of the principal biological assets are as follows:

1.     Biological assets growing in rubber crops:

The price of natural rubber used to calculate the 2025-2027 cash flows was forecasted based on the average of the last 3 years of the Technically Specified Rubber (TSR20) per ton January 2022 Ps. 0.38 (US$ 1,670/Ton), in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually based on the expected US inflation rate.

2.     Biological assets growing in African palm crops:

The price of African palm oil (US$ per ton) used to calculate the 2025-2026 cash flows was forecasted based on the average price of palm oil since January 2023 Ps. 0.25 (US$ 1,111/Ton), in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually with the expected US inflation rate.

(4) Investment properties

Investment properties are recognized at fair value, based on a valuation made at each year-end period using, as a basis, independent appraisal expert whose report is obtained and reviewed by management. While in the countries in which we operate, the frequency of transactions in the real state sector is low compared to other more developed markets, management believes there are enough references to assess the fair value of investment properties owned by Grupo Aval and its subsidiaries based on comparable market transactions (See note 15.3).

Fire-sales are excluded from the comparable transactions used to estimate the fair-value of investment properties. Management has reviewed the main assumptions used by the independent external appraisers (such as inflation, interest rates, etc.) and believes they are consistent with market conditions at each end of period. However, management believes that the estimation of the fair value of investment properties depends on significant judgment from the independent expert appraisers, and as such, there could be a significant probability that the actual price of sale of a property differs from its fair value. (See note 5.1)

5.4     Transfers between level 1, level 2 and level 3 of the fair value hierarchy

The following table summarizes the transfer between fair value levels 1, 2 and 3 as of December 31, 2024. In general, transfers between Levels in the investment portfolios are due, fundamentally, to changes in the liquidity levels of the securities in the markets.

	Investments in debt						Investments in debt
	securities at FVTPL						securities at FVOCI
	Transfers between:						Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2		Level 2 to 1		Level 1 to 2		Level 3 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	99	Ps.	—	Ps.	—	Ps.	1,318,769	Ps.	—
	Ps.	—	Ps.	99	Ps.	—	Ps.	—	Ps.	1,318,769	Ps.	—

There were no transfers of fair values between levels as of December 31, 2023.

5.5     Reconciliation Level 3 of the fair value hierarchy

The reconciliation from the opening balances to the closing balances for the fair value measurements categorized within Level 3 is shows in the following table:

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
January 1, 2022	Ps.	88,821	Ps.	1,357,164	Ps.	3,228,480	Ps.	154,986	Ps.	852,935
Changes in fair value recognised in profit or loss		(58,845)		80,408		278,751		56,859		55,930
Changes in fair value recognised in OCI		671,348		16,613		—		—		797
Transfers to/from non-current assets held for sale		—		—		—		—		31,184
Reclassifications		—		—		—		—		(4,493)
Effect of movements in exchange rates		—		—		—		—		2,282
Additions		227,854		918,046		—		28,368		70,081
Sales / redemptions		(783,552)		(13,062)		—		(27,583)		(127,753)
Discontinued operations		—		1		—		—		—
Loss of control in subsidiary		(71,248)		(56,599)		—		—		—
Transfers from level 2 to level 3		(72,995)		(291)		—		—		—
December 31, 2022	Ps.	1,383	Ps.	2,302,280	Ps.	3,507,231	Ps.	212,630	Ps.	880,963
Changes in fair value recognised in profit or loss (1)		506		204,276		323,685		18,601		84,958
Changes in fair value recognised in OCI		—		39,566		—		—		557
Transfers to/from non-current assets held for sale		—		—		—		—		95,593
Reclassifications		—		—		—		—		(4,160)
Effect of movements in exchange rates		—		—		—		—		(7,079)
Additions		—	(2)	830,718		—		26,118		56,307
Sales / redemptions		—	(3)	(606,614)		—		(26,677)		(200,670)
December 31, 2023	Ps.	1,889	Ps.	2,770,226	Ps.	3,830,916	Ps.	230,672	Ps.	906,469
Changes in fair value recognised in profit or loss (1)		(464)		224,673		350,919		7,589		35,841
Changes in fair value recognised in OCI		—		(6,819)		—		—		16,935
Transfers to/from non-current assets held for sale		—		—		—		—		22,370
Reclassifications		—		—		—		—		32,470
Effect of movements in exchange rates		—		—		—		—		6,966
Additions		—	(2)	326,096		—		26,572		37,859
Sales / redemptions		—	(3)	(1,199)		—		(26,494)		(85,975)
December 31, 2024	Ps.	1,425	Ps.	3,312,977	Ps.	4,181,835	Ps.	238,339	Ps.	972,935

(1)      Included in a) debt and equity securities in “Net trading income” – “Trading investment income” line; b) financial assets in concession arrangements in “Net income from other financial instruments mandatorily at fair value through profit or loss” line; c) Biological assets in “Income from sales of goods and services” line, and d) Investment properties mainly in “Other income” line.

(2)      The increase corresponds mainly to units received in the Private Equity Fund Pactia Inmobiliario as a result of the restructuring agreement with a client that in turn reduced its credit exposure given at the end of October 2024, made by the following entities: Banco de Bogotá for Ps. 147,790, Banco de Occidente for Ps. 58,295, Banco Popular for Ps. 106,320 and Banco Av Villas for Ps. 11,815, and increase by Corficolombiana S.A. in investments with autonomous equity Promigas S.A. for Ps. 1,876. The increase as of December 31, 2023, corresponds mainly to the mobilization of assets to the Nexus Private Investment Fund, made by the following entities: Banco de Bogotá for Ps. 466,210, Banco de Occidente for Ps. 60,947, Banco Popular for Ps. 249,732 and Banco Av Villas for Ps. 53,829.

(3)        Corresponds to the sale of the shareholding of Grupo Zona Franca Bogotá of Banco de Bogotá for Ps. 1,199. As of December 31, 2023, corresponds mainly to the sale of 4.1% of shares of BAC Holding International Corp for Ps. 519,964 and redemptions of the Nexus Private Investment Fund of Banco de Occidente for Ps. 37,970, Banco de Bogotá for Ps. 39,348 and Banco Popular for Ps. 6,602 Banco Av Villas for Ps. 2,730.

5.6     Fair Value of Financial Assets and Liabilities recognized at Amortized Cost

The following table shows a summary of financial assets and liabilities accounted at amortized cost and valued at fair value as of December 31, 2024 and 2023, only for disclosure purposes.

	December 31, 2024				December 31, 2023
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets
Investments in debt securities at amortized cost (1)	Ps.	10,689,692	Ps.	10,715,384	Ps.	9,979,679	Ps.	9,981,183
Net credit portfolio at amortized cost (2)		190,129,486		189,257,222		176,168,055		190,375,349
Total financial assets	Ps.	200,819,178	Ps.	199,972,606	Ps.	186,147,734	Ps.	200,356,532

	December 31, 2024				December 31, 2023
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate

Liabilities
Customer deposits (3)	Ps.	200,872,177	Ps.	201,762,276	Ps.	181,987,396	Ps.	183,570,708
Financial obligations (4)		72,823,775		71,364,572		65,541,339		64,208,758
Total financial liabilities	Ps.	273,695,952	Ps.	273,126,848	Ps.	247,528,735	Ps.	247,779,466

The following is a breakdown of how financial assets and liabilities accounted at amortized cost and are measured at fair value for disclosure purposes only.

(1) Debt securities at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2 and level 3.

(2) Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at zero coupon bond, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(3) Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(4) Financial obligations and other liabilities

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.